Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AUDIOCODES LTD.
Entity Central Index Key	0001086434
Entity File Number	0-30070
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	6 Ofra Haza Street
Entity Address, Address Line Two	Park Naimi Building A
Entity Address, City or Town	Or Yehuda
Entity Address, Country	IL
Entity Address, Postal Zip Code	6032303
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	AUDC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	27,089,259
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Shabtai Adlersberg
Entity Address, Address Line One	6 Ofra Haza Street
Entity Address, Address Line Two	Park Naimi Building A
Entity Address, City or Town	Or Yehuda
Entity Address, Country	IL
Entity Address, Postal Zip Code	6032303
Entity Phone Fax Numbers [Line Items]
City Area Code	972-3
Local Phone Number	976-4105